Income Taxes - Reconciliation of Income Taxes (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax benefit at statutory rates	$ (2,731,000)	$ (8,089,000)
State income tax, net of federal benefit	0	(23,000)
Permanent items and other	34,000	101,000
SAFE accounting fair value adjustment	1,616,000	0
Research and development credits	(31,000)	(15,000)
Change in valuation allowance	1,112,000	8,026,000
Income tax expense (benefit)	$ 0	$ 0